Segmented information (Geographical segment) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Revenue	$ 3,135,772	$ 2,587,758
Non-current assets	6,544,793	6,585,534
Canada [member]
Disclosure of geographical areas [line items]
Revenue	2,495,748	1,877,742
Non-current assets	2,859,401	2,947,395
Australia [Member]
Disclosure of geographical areas [line items]
Non-current assets	383,338	389,152
United States [Member]
Disclosure of geographical areas [line items]
Revenue	640,024	710,016
Non-current assets	3,015,292	2,975,148
Kazakhstan [Member]
Disclosure of geographical areas [line items]
Non-current assets	286,759	273,834
Germany [Member]
Disclosure of geographical areas [line items]
Non-current assets	$ 3	$ 5